Other operating income/(expense) - Information about Other Operating Income Expense (Details) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)	Feb. 15, 2022 GBP (£)	Feb. 15, 2022 USD ($)
Disclosure of other operating income expense [line items]
Upfront settlement income	£ 0	£ 0	£ 922
Fair value remeasurements of equity investments	51	(122)	256
Disposal of businesses and assets	246	61	215
Fair value remeasurements on contingent consideration recognised in business combinations	(1,751)	(791)	(1,607)
Remeasurement of ViiV Healthcare put option liabilities and preferential dividends	(67)	245	(85)
Fair value adjustments on derivative financial instruments	0	7	3
Other (expense)/income	(9)	237	61
Other operating income expense	£ (1,530)	£ (363)	£ (235)
Gilead Sciences, Inc
Disclosure of other operating income expense [line items]
Upfront payment				£ 922	$ 1,250
Percentage of royalty payable on future sales				3.00%	3.00%